Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Deductible temporary differences:
Allowance for loan losses	₨ 19,491.1	$ 300.6	₨ 14,396.4
Investments, others	265.2	4.1	0.0
Derivatives	633.2	9.8	497.2
Employee benefits	1,666.7	25.7	1,579.6
Others	3,453.0	53.1	3,146.1
Deferred tax asset	25,509.2	393.3	19,619.3
Taxable temporary differences:
Property and equipment	1,196.1	18.4	935.2
Loan origination cost	2,883.5	44.5	2,291.2
Investments, others	0.0	0.0	117.3
Unrealized gain on securities available for sale	13,367.7	206.1	5,583.4
Intangible assets	0.7	0.0	1.7
Deferred tax liability	17,448.0	269.0	8,928.8
Net deferred tax asset (liability)	₨ 8,061.2	$ 124.3	₨ 10,690.5